Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 2.1%
Interactive Media & Services 0.9%
fuboTV, Inc.(a)	77,218	1,850,143
Genius Sports Ltd.(a)	124,709	2,327,070
Total		4,177,213
Media 1.2%
Magnite, Inc.(a)	113,845	3,187,660
PubMatic, Inc., Class A(a)	75,422	1,987,370
Total		5,175,030
Total Communication Services		9,352,243
Consumer Discretionary 14.5%
Diversified Consumer Services 1.2%
Nerdy, Inc.(a)	199,675	1,994,754
OneSpaWorld Holdings Ltd.(a)	170,793	1,702,806
Vivint Smart Home, Inc.(a)	141,471	1,336,901
Total		5,034,461
Hotels, Restaurants & Leisure 9.2%
Caesars Entertainment, Inc.(a)	116,300	13,058,164
GAN Ltd.(a)	177,876	2,645,016
Papa John’s International, Inc.	78,373	9,952,587
Planet Fitness, Inc., Class A(a)	182,546	14,338,989
Total		39,994,756
Household Durables 0.5%
Sonos, Inc.(a)	64,215	2,077,997
Internet & Direct Marketing Retail 1.3%
Fiverr International Ltd.(a)	32,241	5,889,786
Specialty Retail 2.3%
Floor & Decor Holdings, Inc.(a)	48,823	5,897,330
Leslie’s, Inc.(a)	104,072	2,137,639
Lithia Motors, Inc., Class A	6,954	2,204,696
Total		10,239,665
Total Consumer Discretionary		63,236,665
Consumer Staples 1.1%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	85,183	4,678,250
Total Consumer Staples		4,678,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.1%
Energy Equipment & Services 0.1%
Expro Group Holdings NV(a)	210,874	619,970
Oil, Gas & Consumable Fuels 1.0%
Matador Resources Co.	90,535	3,443,951
Northern Oil and Gas, Inc.	36,999	791,779
Total		4,235,730
Total Energy		4,855,700
Financials 2.6%
Capital Markets 1.3%
Open Lending Corp., Class A(a)	149,583	5,395,459
Consumer Finance 0.7%
LendingTree, Inc.(a)	22,060	3,084,650
Insurance 0.6%
Goosehead Insurance, Inc., Class A	17,311	2,636,292
Total Financials		11,116,401
Health Care 35.6%
Biotechnology 6.8%
Arrowhead Pharmaceuticals, Inc.(a)	38,606	2,410,173
CRISPR Therapeutics AG(a)	8,213	919,281
Fate Therapeutics, Inc.(a)	24,968	1,479,853
Insmed, Inc.(a)	62,530	1,722,076
Intellia Therapeutics, Inc.(a)	20,315	2,725,257
Iovance Biotherapeutics, Inc.(a)	79,719	1,965,871
IVERIC bio, Inc.(a)	144,309	2,343,578
Kura Oncology, Inc.(a)	80,619	1,509,994
Mirati Therapeutics, Inc.(a)	11,623	2,056,225
Natera, Inc.(a)	67,653	7,539,250
Revolution Medicines, Inc.(a)	63,344	1,742,593
SpringWorks Therapeutics, Inc.(a)	28,266	1,793,195
Vericel Corp.(a)	26,132	1,275,242
Total		29,482,588
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.6%
Axonics, Inc.(a)	98,774	6,429,200
BioLife Solutions, Inc.(a)	106,340	4,500,309
Glaukos Corp.(a)	31,793	1,531,469
Heska Corp.(a)	44,956	11,622,924
Neogen Corp.(a)	96,124	4,174,665
Quidel Corp.(a)	31,500	4,446,225
Quotient Ltd.(a)	279,115	653,129
Silk Road Medical, Inc.(a)	76,881	4,230,761
Total		37,588,682
Health Care Providers & Services 7.1%
Accolade, Inc.(a)	45,115	1,902,500
Addus HomeCare Corp.(a)	44,049	3,512,908
Amedisys, Inc.(a)	52,072	7,763,935
Chemed Corp.	20,367	9,473,099
HealthEquity, Inc.(a)	105,700	6,845,132
Hims & Hers Health, Inc., Class A(a)	176,360	1,329,754
Total		30,827,328
Health Care Technology 2.6%
Doximity, Inc., Class A(a)	39,788	3,210,892
Schrodinger, Inc.(a)	58,926	3,222,074
Sema4 Holdings Corp.(a)	85,176	646,486
Sharecare, Inc.(a)	510,623	4,202,427
Total		11,281,879
Life Sciences Tools & Services 10.5%
10X Genomics, Inc., Class A(a)	52,618	7,660,128
Adaptive Biotechnologies Corp.(a)	66,198	2,250,070
Bio-Techne Corp.	18,599	9,012,517
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	2,493,827
Codexis, Inc.(a)	147,180	3,423,407
Cytek Biosciences, Inc.(a)	9,855	210,996
Maravai LifeSciences Holdings, Inc., Class A(a)	43,278	2,124,084
NeoGenomics, Inc.(a)	154,332	7,444,976
Olink Holding AB ADR(a)	60,972	1,478,571
Pacific Biosciences of California, Inc.(a)	39,563	1,010,835
Quanterix Corp.(a)	102,093	5,083,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Repligen Corp.(a)	9,160	2,647,148
SomaLogic, Inc.(a)	80,873	1,002,017
Total		45,841,787
Total Health Care		155,022,264
Industrials 15.6%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	18,509	3,239,445
Spirit AeroSystems Holdings, Inc., Class A	78,699	3,477,709
Total		6,717,154
Building Products 1.2%
Advanced Drainage Systems, Inc.	46,852	5,067,981
Commercial Services & Supplies 1.0%
Casella Waste Systems, Inc., Class A(a)	28,725	2,181,376
Healthcare Services Group, Inc.	80,439	2,010,171
Total		4,191,547
Electrical Equipment 2.5%
Array Technologies, Inc.(a)	124,801	2,311,315
Shoals Technologies Group, Inc., Class A(a)	84,504	2,355,971
Sunrun, Inc.(a)	72,723	3,199,812
Vertiv Holdings Co.	126,953	3,058,298
Total		10,925,396
Machinery 6.1%
Evoqua Water Technologies Corp.(a)	45,265	1,700,153
Helios Technologies, Inc.	72,743	5,972,928
Hillman Solutions Corp.(a)	540,000	6,442,200
Kornit Digital Ltd.(a)	86,515	12,522,181
Total		26,637,462
Road & Rail 0.2%
Saia, Inc.(a)	4,299	1,023,291
Trading Companies & Distributors 3.1%
SiteOne Landscape Supply, Inc.(a)	67,931	13,550,196
Total Industrials		68,113,027
Information Technology 20.4%
Electronic Equipment, Instruments & Components 1.5%
908 Devices, Inc.(a)	32,488	1,056,509
Advanced Energy Industries, Inc.	59,148	5,190,237
Total		6,246,746

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%
Euronet Worldwide, Inc.(a)	47,566	6,054,201
Flywire Corp.(a)	61,091	2,678,229
Shift4 Payments, Inc., Class A(a)	113,450	8,794,644
Total		17,527,074
Semiconductors & Semiconductor Equipment 1.7%
Ichor Holdings Ltd.(a)	41,632	1,710,659
MKS Instruments, Inc.	37,321	5,632,112
Total		7,342,771
Software 13.2%
Avalara, Inc.(a)	73,131	12,781,105
Bill.com Holdings, Inc.(a)	46,779	12,487,654
Blackline, Inc.(a)	49,557	5,850,700
Everbridge, Inc.(a)	41,081	6,204,874
Five9, Inc.(a)	13,783	2,201,697
Freshworks, Inc., Class A(a)	60,806	2,595,808
LiveVox Holdings, Inc.(a)	452,839	2,952,510
Paycor HCM, Inc.(a)	81,756	2,874,541
Paylocity Holding Corp.(a)	7,995	2,241,798
Workiva, Inc., Class A(a)	52,965	7,465,946
Total		57,656,633
Total Information Technology		88,773,224
Materials 3.1%
Chemicals 2.7%
Balchem Corp.	26,610	3,860,313
Livent Corp.(a)	339,845	7,853,818
Total		11,714,131
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%
Worthington Industries, Inc.	32,142	1,693,883
Total Materials		13,408,014
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
STORE Capital Corp.	141,111	4,519,785
Total Real Estate		4,519,785
Total Common Stocks (Cost $329,108,710)		423,075,573

Warrants 0.0%

Health Care 0.0%
Life Sciences Tools & Services 0.0%
SomaLogic, Inc.(a)	16,174	55,800
Total Health Care		55,800
Total Warrants (Cost $45,705)		55,800

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	6,750,287	6,749,612
Total Money Market Funds (Cost $6,749,612)		6,749,612
Total Investments in Securities (Cost: $335,904,027)		429,880,985
Other Assets & Liabilities, Net		5,960,730
Net Assets		435,841,715

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $2,493,827, which represents 0.57% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2021, the total market value of these securities amounted to $2,493,827, which represents 0.57% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	2,493,827

Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	21,199,698	188,708,441	(203,158,527)	—	6,749,612	—	6,876	6,750,287
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021

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